UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             November 11, 2005

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $35,455


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Cinergy Corp                            Com       172474108     817      18,400  Sh        Defined      03,04     18,400    0    0
Comcast Corp New                     Cl A Spl     20030N200   2,508      87,159  Sh        Defined      03,04     87,159    0    0
Enzon Pharmaceuticals Inc               Com       293904108   1,701     257,777  Sh        Defined      03,04    257,777    0    0
Gillette Co                             Com       375766102   6,565     112,800  Sh        Defined      03,04    112,800    0    0
Guidant Corp                            Com       401698105   2,852      41,400  Sh        Defined      03,04     41,400    0    0
Hibernia Corp                          Cl A       428656102   4,518     150,400  Sh        Defined      03,04    150,400    0    0
Ivax Corp                               Com       465823102   4,073     154,500  Sh        Defined      03,04    154,500    0    0
MBNA Corp                               Com       55262L100   2,358      95,700  Sh        Defined      03,04     95,700    0    0
Macromedia Inc                          Com       556100105   3,903      95,964  Sh        Defined      03,04     95,964    0    0
Nextel Partners Inc                    CL A       65333F107   1,043      41,550  Sh        Defined      03,04     41,550    0    0
Pacificare Health System Inc            Com       695112102   1,771      22,200  Sh        Defined      03,04     22,200    0    0
Public Service Enterprise Group         Com       744573106     264       4,100  Sh        Defined      03,04      4,100    0    0
Reebok International Ltd                Com       758110100     651      11,500  Sh        Defined      03,04     11,500    0    0
Sears Holdings Corp                     Com       812350106   1,369      11,000  Sh        Defined      03,04     11,000    0    0
Siebel Systems Inc                      Com       826170102     479      46,400  Sh        Defined      03,04     46,400    0    0
York International Corp New             Com       986670107     583      10,400  Sh        Defined      03,04     10,400    0    0